PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

13. PROPERTY AND EQUIPMENT

The details of property and equipment are as follows :

	December 31,			Reclassifications/	December 31,
	2019	Additions	Deductions	Translations	2020
At cost:
Buildings	14,062	201	—	1,874	16,137
Leasehold improvements	1,549	31	(192)	22	1,410
Switching equipment	17,368	956	(1,921)	1,103	17,506
Telegraph, telex and data communication equipment	2,258	429	—	(675)	2,012
Transmission installation and equipment	151,752	1,050	(3,825)	10,219	159,196
Satellite, earth station and equipment	12,344	236	(2)	(2,155)	10,423
Cable network	54,423	8,280	(68)	(1,839)	60,796
Power supply	20,114	45	(311)	1,140	20,988
Data processing equipment	16,409	3	(703)	1,954	17,663
Other telecommunication peripherals	5,340	2,157	—	16	7,513
Office equipment	2,361	216	(354)	(98)	2,125
Vehicles	568	48	(104)	39	551
Other equipment	123	17	—	(72)	68
Property under construction	2,619	15,610	(8)	(15,697)	2,524
Total	301,290	29,279	(7,488)	(4,169)	318,912

	December 31,			Reclassifications/	December 31,
	2019	Additions	Deductions	Translations	2020
Accumulated depreciation and amortization:
Buildings	4,113	739	—	20	4,872
Leasehold improvements	1,091	158	(188)	—	1,061
Switching equipment	11,996	1,569	(1,921)	(23)	11,621
Telegraph, telex and data communication equipment	1,580	—	—	2	1,582
Transmission installation and equipment	79,996	11,463	(3,545)	77	87,991
Satellite, earth station and equipment	5,809	900	(1)	(2,296)	4,412
Cable network	14,237	2,509	(66)	(702)	15,978
Power supply	13,597	1,512	(309)	(43)	14,757
Data processing equipment	11,977	1,522	(708)	(11)	12,780
Other telecommunication peripherals	1,766	1,120	—	(1)	2,885
Office equipment	1,678	375	(360)	(119)	1,574
Vehicles	210	74	(70)	15	229
Other equipment	66	2	—	(21)	47
Total	148,116	21,943	(7,168)	(3,102)	159,789
Net book value	153,174				159,123

	December 31,			Reclassifications/	December 31,
	2020	Additions	Deductions	Translations	2021
At cost:
Directly acquired assets
Buildings	16,137	197	(5)	967	17,296
Leasehold improvements	1,410	45	(35)	57	1,477
Switching equipment	17,506	1,112	(1,223)	929	18,324
Telegraph, telex and data communication equipment	2,012	—	—	(429)	1,583
Transmission installation and equipment	159,196	3,829	(3,479)	6,075	165,621
Satellite, earth station and equipment	10,423	359	(15)	(239)	10,528
Cable network	60,796	8,722	(33)	(1,926)	67,559
Power supply	20,988	303	(390)	1,134	22,035
Data processing equipment	17,663	250	(314)	1,659	19,258
Other telecommunication peripherals	7,513	1,646	—	(38)	9,121
Office equipment	2,125	205	(57)	79	2,352
Vehicles	551	34	(43)	(5)	537
Other equipment	68	6	—	(27)	47
Property under construction	2,524	13,613	(29)	(13,158)	2,950
Total	318,912	30,321	(5,623)	(4,922)	338,688

	December 31,			Reclassifications	December 31,
	2020	Additions	Deductions	/ Translations	2021
Accumulated depreciation and impairment losses:
Directly acquired assets
Buildings	4,872	652	(2)	15	5,537
Leasehold improvements	1,061	132	(30)	—	1,163
Switching equipment	11,621	1,871	(1,223)	(44)	12,225
Telegraph, telex and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	87,991	11,554	(3,227)	(1,786)	94,532
Satellite, earth station and equipment	4,412	743	(16)	60	5,199
Cable network	15,978	4,210	(11)	(1,442)	18,735
Power supply	14,757	1,546	(383)	(46)	15,874
Data processing equipment	12,780	1,708	(301)	(57)	14,130
Other telecommunication peripherals	2,885	1,492	—	(47)	4,330
Office equipment	1,574	357	(57)	(8)	1,866
Vehicles	229	71	(26)	(4)	270
Other equipment	47	4	—	(11)	40
Total	159,789	24,340	(5,276)	(3,370)	175,483
Net book value	159,123				163,205

a.    Gain on sale of property and equipment

	2019	2020	2021
Proceeds from sale of property and equipment	1,496	236	756
Net book value	(853)	(20)	(36)
Gain on sale of property and equipment	643	216	720

b.    Others

(i)	During 2020 and 2021, the CGUs that independently generate cash inflows are fixed wireline, cellular and others. Management believes that there is no indication of impairment in the assets of such CGUs as of December 31, 2020 and 2021.
(ii)	Interest capitalized to property under construction amounted to Rp99 billion, Rp160 billion and Rp52 billion for the years ended December 31, 2019, 2020 and 2021, respectively. The capitalization rate used to determine the number of borrowing costs eligible for capitalization ranged from 4.12% to 11.00%, 6.25% to 11.00% and 5.63% to 8.70% for the years ended December 31, 2019, 2020 and 2021, respectively.
(iii)	No foreign exchange loss was capitalized as part of property under construction for the years ended December 31, 2019, 2020 and 2021.
(iv)	In 2019, 2020 and 2021, the Group obtained proceeds from the insurance claim on lost and broken property and equipment, with a total value of Rp197 billion, Rp234 billion and Rp133 billion, respectively, and were recorded as part of “Other Income - net” in the consolidated statements of profit or loss and other comprehensive income. In 2019, 2020, and 2021 the net carrying values of those assets of Rp165 billion, Rp190 billion and Rp103 billion, respectively, were charged to the consolidated statements of profit or loss and other comprehensive income.
(v)	In 2018, the estimated useful lives of radio software license and data processing equipment were changed from 7 to 10 years and from 3 to 5 years, respectively. The impact of reduction in the depreciation expense for the year ended December 31, 2019, 2020 and 2021 amounting to Rp637 billion, Rp266 billion and Rp18 billion, respectively. In 2020, the estimated useful lives of towers in Indonesia were changed from 20 to 30 years. The impact of reduction in the depreciation expense for the years ended December 31, 2021 and 2020, amounted to Rp641 billion and Rp160 billion, respectively. Towers are presented as part of transmission installation and equipment.
(vi)	As of December 31, 2020 and 2021, the equipment units of Telkomsel with the carrying amount of Rp39 billion and Rp818 billion, respectively, to be exchanged, and therefore the equipment units were reclassified as assets held for sale in the consolidated statement of financial position. In 2020 and 2021, the equipment units of Telkomsel with the net carrying amount of RpNil and Rp258 billion, respectively, had been exchanged with equipment units of PT ZTE Indonesia. There is no provision for impairment of assets held for sale as of December 31, 2020 and 2021.
(vii)	In 2021, the Company decided to discontinue the use of MSAN assets and accelerate the depreciation of the MSAN assets, which will be fully depreciated in 2022. The impact of accelerated depreciation of MSAN assets for the year ended December 31, 2021 and the estimate for the year ended 2022 amounted to Rp1,603 billion and Rp1,603 billion, respectively. MSAN assets are presented as part of cable network.
(viii)	As of December 31, 2020 and 2021, the Group’s property and equipment with net carrying amount of Rp159,454 billion and Rp161,287 billion, respectively, were insured against fire, theft, earthquake and other specified risks, including business interruption, under blanket policies totaling Rp22,886 billion and Rp29,601 billion, US$Nil, HK$8 million, SG$315 million and SG$360 million, and MYR39 million and MYR72 million, respectively, and first loss basis amounted to Rp2,750 billion and Rp2,750 billion, respectively. Management believes that the insurance coverage is adequate to cover potential losses from the insured risks.
(ix)	As of December 31, 2020 and 2021, the percentage of completion of property under construction was approximately 61.19% and 75.63%, respectively, of the total contract value, with estimated dates of completion until March 2023 and February 2025, respectively. The balance of property under construction mainly consists of buildings, transmission installation and equipment, cable network and power supply. Management believes that there is no impediment to the completion of the construction in progress.
(x)	As of December 31, 2020 and 2021, all assets owned by the Company have been pledged as collateral for bonds (Note 21b.i) while certain property and equipment of the Company’s subsidiaries with gross carrying value amounting to Rp14,115 billion and Rp22,939 billion, respectively, have been pledged as collaterals under lending agreements (Notes 20a, 21c, and 21d).
(xi)	As of December 31, 2020 and 2021, the cost of fully depreciated property and equipment of the Group that are still used in operations amounted to Rp63,656 billion and Rp67,355 billion, respectively. The Group is currently performing modernization of network assets to replace the fully depreciated property and equipment.
(xii)	In 2020 and 2021, the total fair values of land rights and buildings of the Group, which are determined based on the sale value of the tax object (Nilai Jual Objek Pajak or “NJOP”) of the related land rights and buildings, amounted to Rp41,984 billion and Rp45,604 billion, respectively.